Accrued liabilities and provisions - Details of contingent liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($) item	Dec. 31, 2023 COP ($) item
Accrued liabilities and provisions
Number of processes | item	939	964
Proceedings amount | $	$ 3,812,482	$ 4,282,269
Constitutional
Accrued liabilities and provisions
Number of processes | item	75	115
Proceedings amount | $	$ 644,298	$ 644,398
Ordinary administrative
Accrued liabilities and provisions
Number of processes | item	148	145
Proceedings amount | $	$ 2,980,078	$ 3,092,308
Labor
Accrued liabilities and provisions
Number of processes | item	667	645
Proceedings amount | $	$ 105,142	$ 78,432
Civil
Accrued liabilities and provisions
Number of processes | item	44	57
Proceedings amount | $	$ 2,679	$ 17,350
Arbitration
Accrued liabilities and provisions
Number of processes | item	1	1
Proceedings amount | $	$ 80,263	$ 449,781
Penal
Accrued liabilities and provisions
Number of processes | item	4	1
Proceedings amount | $	$ 22	$ 0